Material Partly-Owned Subsidiaries - Summary of Cash Flow Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Operating	₽ 37,949	₽ 57,658	₽ 68,118
Investing	84,383	(5,921)	(5,647)
Financing	(126,104)	(48,357)	(63,286)
Increase (decrease) in cash and cash equivalents, net	(3,805)	2,487	(843)
Southern Kuzbass Coal Company (SKCC) and subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating	8,718	12,043	13,152
Investing	8,118	(950)	547
Financing	(16,903)	(10,945)	(13,651)
Increase (decrease) in cash and cash equivalents, net	(67)	148	48
Kuzbass Power Sales Company (KPSC) [member]
Disclosure of subsidiaries [line items]
Operating	1,465	243	193
Investing	(749)	(58)	(97)
Financing	(696)	(245)	(99)
Increase (decrease) in cash and cash equivalents, net	20	(60)	(3)
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of subsidiaries [line items]
Operating	(1,446)	10,898	13,015
Investing	(30,413)	(3,522)	(76,283)
Financing	31,413	(7,108)	63,200
Increase (decrease) in cash and cash equivalents, net	(446)	268	(68)
Southern Urals Nickel Plant (SUNP) [member]
Disclosure of subsidiaries [line items]
Operating	(183)	(146)	(264)
Investing	217	163	264
Financing	(34)	(17)
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of subsidiaries [line items]
Operating	1,441	(2,482)	(1,891)
Investing	(1,407)	2,685	1,870
Financing	(344)	505	(169)
Increase (decrease) in cash and cash equivalents, net	(310)	708	(190)
Korshunov Mining Plant (KMP) [member]
Disclosure of subsidiaries [line items]
Operating	6,647	2,867	1,325
Investing	(6,409)	(2,627)	(1,003)
Financing	(238)	(240)	(322)
Urals Stampings Plant (USP) [member]
Disclosure of subsidiaries [line items]
Operating	3,538	1,375	3,950
Investing	(3,497)	(912)	(1,163)
Financing	(235)	(199)	(2,829)
Increase (decrease) in cash and cash equivalents, net	(194)	264	(42)
Izhstal [member]
Disclosure of subsidiaries [line items]
Operating	1,531	2,839	1,647
Investing	(72)	(72)	(89)
Financing	(1,487)	(2,741)	(1,604)
Increase (decrease) in cash and cash equivalents, net	₽ (28)	₽ 26	₽ (46)